Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories

3. INVENTORIES

Inventories consisted of the following at December 31, 2018 and 2017 (in thousands):

	2018	2017
Raw materials	$139	$573
Work-in-process	-	-
Finished goods	941	452
	1,080	1,025
Inventory reserves	(982)	-
	98	1,025

During the years ended December 31, 2018 and 2017, we recognized impairment charges to reduce our excess and obsolete inventories to their net realizable values.  The following table provides a reconciliation of our inventory reserves for the years ended December 31, 2018 and 2017, respectively (in thousands):

	2018	2017
Inventory reserves at beginning of year	$-	$-
Impairment charges	1,134	125
Write down of impaired inventories	(152)	(125)
Inventory reserves at end of year	$982	$-